Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2024
Trade Receivables, Net [Abstract]
Schedule of Trade Receivables, Net
	December 31,
	2024	2023
	U.S. Dollars in thousands
Trade receivables	$21,388	$19,726
Less allowance for expected credit losses	-	-
	$21,388	$19,726
Checks receivable	159	151
Total Trade receivables, net	$21,547	$19,877

Schedule of Analysis of Past Due but Not Impaired Trade Receivables

An analysis of the trade receivables with reference to reporting date:

	Past due trade receivables with aging of
	Neither past due nor impaired	Up to 30 Days	31-60 Days	61-90 Days	91-120 Days	Over 121 days	Total
December 31, 2024	$20,094	$113	$10	$32	$6	$1,292	$21,547
December 31, 2023	$18,294	$1,391	$11	$10	$26	$145	$19,877

(1)	Following December 31, 2024, $9,889 thousand was collected on account of the outstanding trade receivable as of December 31, 2024. The amount collected includes $1,187 thousand on account of the amount past due over 120 days as of December 31, 2024, included in the table above.